Fair Value Measurements - Summary of Carrying Amounts and Estimated Fair Value of the Financial Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt		$ 800,000
Carrying Amount [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 796,139	798,073
Estimated Fair Value [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 791,018	$ 799,000
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 1,317,978
First Lien Term Loan [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Long-term Debt			1,333,366
First Lien Term Loan [Member] | Estimated Fair Value [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 1,332,433